SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Expected income tax (recovery) expense at the statutory rate of 21%					$ (806,823)	$ (1,689,619)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)					282,808	1,141,619
Change in valuation allowance					524,014	548,000
Provision for income taxes